The Atlantic Building

950 F Street, N.W.

Washington, DC 20004-2601

202-239-3300

Fax: 202-239-3333

www.alston.com

David J. Baum	Direct Dial: 202-239-3346	E-mail: david.baum@alston.com

August 9, 2024

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549-2521

Re:	Kurv ETF Trust (f/k/a Esoterica Thematic Trust (File Nos. 333-233633; 811-23473): Post-Effective Amendment No. 24 to the Trust’s Registration Statement on Form N-1A – Kurv Yield Premium Strategy Amazon (AMZN) ETF, Kurv Yield Premium Strategy Apple (AAPL) ETF, Kurv Yield Premium Strategy Google (GOOGL) ETF, Kurv Yield Premium Strategy Microsoft (MSFT) ETF, Kurv Yield Premium Strategy Netflix (NFLX) ETF and Kurv Yield Premium Strategy Tesla (TSLA) ETF

Ladies and Gentlemen:

On behalf of Kurv ETF Trust (f/k/a Esoterica Thematic Trust (the “Trust”) and its series, the Kurv Yield Premium Strategy Amazon (AMZN) ETF, Kurv Yield Premium Strategy Apple (AAPL) ETF, Kurv Yield Premium Strategy Google (GOOGL) ETF, Kurv Yield Premium Strategy Microsoft (MSFT) ETF, Kurv Yield Premium Strategy Netflix (NFLX) ETF and Kurv Yield Premium Strategy Tesla (TSLA) ETF (each a “Fund” and, collectively, the “Funds”), accompanying this letter for filing under the Securities Act of 1933, as amended (the “Securities Act”), pursuant to Rule 485(a)(2) thereunder, is a copy of Post-Effective Amendment No. 24 to the Trust’s Registration Statement on Form N-1A (“Post-Effective Amendment No. 24”).

The Funds are being registered to facilitate the reorganization of identically named funds (the “Target Funds”) that are series of NEOS ETF Trust, a Delaware statutory trust (the “Target Trust”). The Funds are substantially similar to the Target Funds (investment objectives, strategies, risks and investment restrictions are identical), however, they will be series of the Trust and certain service providers will be different. A Registration Statement on N-14 (the “N-14”) addressing this reorganizaiton is expected to be filed on or around August 16.

These Funds were previously included in a Post-Effective Amendment No. 13 to the Trust’s Registration Statement on Form N-1A filed on May 17, 2024 (Post-Effective Amendment No. 13), and withdrawn on August 8, 2024. Post-Effective Amendment No. 13 was withdrawn because it inadvertantly went effective before SEC staff comments were addressed and a 485B filed. The disclosure in Post-Effective Amendment No. 24 is identical to what was included in Post-Effective Amendment No. 13 but for changes made in response to SEC comments on Post-Effective Amendment No. 13, the inclusion of manager of managers structure disclosure, the deletion of 12b-1 plan disclosure and certain other Trust conforming changes.

August 9, 2024

Please call me at (202) 239-3346 if you have any questions or comments regarding this filing.

Sincerely,

/s/ David J. Baum

David J. Baum

Attachment